Nature of Business	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 - Nature of Business

Akari Therapeutics, Plc, (the “Company” or “Akari”), formerly Celsus Therapeutics Plc (“Celsus”), is incorporated in the United Kingdom. The Company is a clinical-stage biopharmaceutical company focused on developing inhibitors of acute and chronic inflammation, specifically the complement system, the eicosanoid system and the bioamine system for the treatment of rare and orphan diseases.

On September 18, 2015, Celsus Therapeutics Plc completed its acquisition of all of the capital stock of Volution Immuno Pharmaceuticals SA (“Volution”), from RPC Pharma Limited (“RPC”), Volution’s sole shareholder, in exchange for ordinary shares, par value £0.01, (“Ordinary Shares”), of Celsus (the “Acquisition”), in accordance with the terms of the Share Exchange Agreement, dated as of July 10, 2015 (the “Agreement”), by and among Celsus and RPC.  In connection with the Acquisition, the name of the combined company was changed to Akari Therapeutics, Plc. The Company’s American Depositary Shares (“ADSs”), each representing 100 Ordinary Shares, began trading on The NASDAQ Capital Market under the symbol “AKTX” on September 21, 2015.

In connection with the consummation of the Acquisition, Celsus issued an aggregate of 722,345,600 Ordinary Shares to RPC, which represented, prior to giving effect to the Financing (as defined below), 92.85% of Celsus’s outstanding Ordinary Shares following the closing of the Acquisition (or 91.68% of Celsus Ordinary Shares on a fully diluted basis). This yielded a share exchange ratio of approximately 721:1 of Akari Ordinary Shares to RPC Ordinary Shares. The Company’s earnings (loss) per share have been retrospectively adjusted in the Combined and Consolidated Statements of Comprehensive Loss to reflect this recapitalization. Since the Volution securityholders owned a majority of the capitalization of the Company immediately following the closing of the Acquisition, Volution is considered to be the acquiring company for accounting purposes, and the transaction has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with generally accepted accounting principles (“U.S. GAAP”). Accordingly, the assets and liabilities of Celsus have been recorded as of the Acquisition closing date at fair value and the condensed consolidated financial statements reflect the historical financial statements of Volution as the Company’s historical financial statements.

The Company, as defined in the accompanying notes to the Combined and Consolidated Financial Statements, refers to Volution prior to the Acquisition and Akari subsequent to the completion of the Acquisition.

In addition, on September 18, 2015, the Company completed a private placement of an aggregate of 3,958,811 restricted ADSs representing 395,881,100 Ordinary Shares for gross proceeds of $75 million at a price of $18.945 per restricted ADS (the “Financing”), which represented approximately 33.3% of the outstanding Ordinary Shares of the Company after giving effect to the Acquisition and the Financing. In connection with the private placement, the Company incurred $5.4 million of share issuance costs for net proceeds of $69.6 million.

Volution was originally incorporated in Switzerland as a private limited company and commenced business on October 9, 2013. On October 23, 2013, Varleigh Immuno Pharmaceuticals Ltd (“Varleigh”), a UK limited company, transferred certain patent rights to Volution in exchange for a payment of approximately $107,000 (GBP 65,000), which was the carrying value of the patents in accordance with local accounting standards. Effective September 12, 2014, Varleigh ceased its operations and was dissolved. The transaction resulted in the transfer of the business of Varleigh to Volution. On the date of transfer, the controlling/majority shareholders of Volution were also the controlling/majority shareholders of Varleigh. Upon dissolution, there were no reported assets, liabilities, or accumulated comprehensive income remaining in Varleigh, as such no gain or loss on dissolution was recognized.

On July 3, 2015, the shareholders of Volution exchanged their shares for RPC shares with no changes in individual share ownerships. This qualified as a reorganization.

The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research operations, need for regulatory approval of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies. Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations is dependent upon future events, including obtaining adequate financing to fulfill its development activities and achieving a level of revenues adequate to support the Company’s cost structure. There are no assurances that the Company will be able to obtain additional financing on favorable terms, or at all or successfully market its products.